Stock Based Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	250,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition	$ 1,000	$ 1,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Nonvested Shares, Requisite Service Period Recognition	15,000	32,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 17,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 4 months 24 days